Short Term Bank Loans (Details) - Schedule of short term bank loans current year	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Short Term Bank Loans Current Year Abstract
Short-term bank loans	$ 434,959
Short-term bank loans, Term	August 26, 2022 to August 25, 2023
Short-term bank loans, Effective Interest Rate	4.35%
Less: current portion	$ 434,959
Long term portion